Events after the Reporting Period	6 Months Ended
Dec. 31, 2022
Events after the Reporting Period [Abstract]
Events after the reporting period

Note 19. Events after the reporting period

Management has considered subsequent events through March 30, 2023, which was the date in which these unaudited interim condensed consolidated financial statements were issued.

As of February 7, 2023, a partly owned company (50%) was incorporated in Spain, under the name of Microo Food Ingredients S.L. as part of the Joint Venture agreement signed with INVIM CORPORATIVO S.L. (Grupo Insud) on May 24, 2022 to produce animal-free proteins and other food ingredients through precision fermentation technologies. On December 1, 2022, a capital integration of EUR 1,500 was wired by Moolec.